SCHEDULE OF FINANCIAL LIABILITY (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Investments, All Other Investments [Abstract]
Warrant liabilities, net of debt issuance costs	$ 141,386	$ 363,932